Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, shares in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year (in shares)			18,540	18,878	20,217
Granted (in shares)	[1]		(1,597)	(736)	(1,917)
Cancelled/expired/forfeited (in shares)			350	398	578
Outstanding number of shares available for issuance at the end of the year (in shares)			17,293	18,540	18,878	20,217
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)			$ 58.43	$ 103.46	$ 40.60
Cash received from the exercise of stock option			$ 781,000	$ 2,285,000	$ 4,183,000
2014 Plan
Number of shares available for issuance
Addition (in shares)		1,000
Stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)			437	2,587	6,303
Exercised (in shares)			(248)	(2,122)	(3,625)
Cancelled/expired/forfeited (in shares)			(5)	(28)	(91)
Outstanding at the end of the year (in shares)			184	437	2,587	6,303
Vested and expected to vest at the end of the year (in shares)			184	437
Exercisable at the end of the year (in shares)			184	437
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)			$ 3.24	$ 1.41	$ 1.26
Exercised (in dollars per share)			3.14	1.04	1.10
Cancelled/expired/forfeited (in dollars per share)			1.16	0.68	3.37
Outstanding at the end of the year (in dollars per share)			3.45	3.24	$ 1.41	$ 1.26
Vested and expected to vest at the end of the year (in dollars per share)			3.45	3.24
Exercisable at the end of the year (in dollars per share)			$ 3.45	$ 3.24
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year			1 year 6 months	2 years	1 year 7 months 6 days	2 years 4 months 24 days
Vested and expected to vest at the end of the year			1 year 6 months	2 years
Exercisable at the end of the year			1 year 6 months	2 years
Aggregate Intrinsic Value
Outstanding at the end of the year			$ 10,089,000	$ 43,800,000	$ 101,403,000	$ 114,975,000
Vested and expected to vest at the end of the year			10,089,000	43,800,000
Exercisable at the end of the year			10,089,000	43,800,000
Total intrinsic value of options exercised			25,600,000	135,200,000	129,300,000
Cash received from the exercise of stock option			800,000	$ 2,300,000	$ 4,200,000
Unrecognized compensation cost			$ 0
Stock options | 2014 Plan
Number of shares available for issuance
Granted (in shares)			0	0	0
Restricted share units | 2014 Plan
Number of shares available for issuance
Restricted shares units granted (in shares)			1,600	700	1,900

[1]	For the years ended December 31, 2016, 2017 and 2018, 1.9 million, 0.7 million and 1.6 million restricted share units were granted under the 2014 Plan, respectively. No options were granted for the three-year period ended December 31, 2018.